UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Soroban Capital Partners LLC

Address: 444 Madison Avenue
         12th Floor
         New York, NY 10022

13F File Number: 028-14747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel
Phone:  212-314-1300


Signature, Place and Date of Signing:

/s/ Steven Niditch                 New York, NY              May 15, 2013
-------------------------      ---------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:        $7,656,758
                                               (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)028-14748                    Soroban Master Fund LP
------------------------        ----------------------------

                                               FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                         VALUE       SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------          ------      ---------   -------- --------- -----------  ---------  ----- ------ ----

APPLE INC                     COM               037833100   132,798     300,000     CALL  SHARED-DEFINED  1        300,000
AUTOZONE INC                  COM               053332102   184,542     465,110 SH        SHARED-DEFINED  1        465,110
CBS CORP NEW                  CL B              124857202   360,120   7,713,000 SH        SHARED-DEFINED  1      7,713,000
CBS CORP NEW                  CL B              124857202   186,760   4,000,000     CALL  SHARED-DEFINED  1      4,000,000
CHENIERE ENERGY INC           COM NEW           16411R208   214,357   7,655,606 SH        SHARED-DEFINED  1      7,655,606
COCA COLA ENTERPRISES INC NE  COM               19122T109   172,291   4,666,600 SH        SHARED-DEFINED  1      4,666,600
CONOCOPHILLIPS                COM               20825C104   300,500   5,000,000     PUT   SHARED-DEFINED  1      5,000,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407    77,320   1,979,000 SH        SHARED-DEFINED  1      1,979,000
DISH NETWORK CORP             CL A              25470M109    64,488   1,701,540 SH        SHARED-DEFINED  1      1,701,540
DISNEY WALT CO                COM DISNEY        254687106   284,000   5,000,000     CALL  SHARED-DEFINED  1      5,000,000
DOLLAR GEN CORP NEW           COM               256677105   364,855   7,213,424 SH        SHARED-DEFINED  1      7,213,424
DOLLAR GEN CORP NEW           COM               256677105   177,030   3,500,000     CALL  SHARED-DEFINED  1      3,500,000
DOW CHEM CO                   COM               260543103   398,000  12,500,000     CALL  SHARED-DEFINED  1     12,500,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN    29273R109   205,538   4,054,800     CALL  SHARED-DEFINED  1      4,054,800
EXXON MOBIL CORP              COM               30231G102   270,330   3,000,000     PUT   SHARED-DEFINED  1      3,000,000
GOOGLE INC                    CL A              38259P508   197,238     248,352 SH        SHARED-DEFINED  1        248,352
HUNTSMAN CORP                 COM               447011107   197,825  10,641,480 SH        SHARED-DEFINED  1     10,641,480
ISHARES TR                    DJ US REAL EST    464287739   521,100   7,500,000     PUT   SHARED-DEFINED  1      7,500,000
KINDER MORGAN INC DEL         COM               49456B101   107,461   2,778,200     CALL  SHARED-DEFINED  1      2,778,200
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119    64,183  12,487,035 SH        SHARED-DEFINED  1     12,487,035
LIBERTY GLOBAL INC            COM SER A         530555101   119,316   1,626,000 SH        SHARED-DEFINED  1      1,626,000
LIBERTY GLOBAL INC            COM SER C         530555309    30,266     441,000 SH        SHARED-DEFINED  1        441,000
LINN ENERGY LLC               UNIT LTD LIAB     536020100    47,463   1,250,000     CALL  SHARED-DEFINED  1      1,250,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   141,011   2,228,008 SH        SHARED-DEFINED  1      2,228,008
MARATHON PETE CORP            COM               56585A102    94,080   1,050,000     CALL  SHARED-DEFINED  1      1,050,000
NATIONAL FUEL GAS CO N J      COM               636180101   122,700   2,000,000 SH        SHARED-DEFINED  1      2,000,000
NEWELL RUBBERMAID INC         COM               651229106    82,212   3,149,900 SH        SHARED-DEFINED  1      3,149,900
NIELSEN HOLDINGS N V          COM               N63218106   232,649   6,494,941 SH        SHARED-DEFINED  1      6,494,941
ONEOK INC NEW                 COM               682680103   143,010   3,000,000     CALL  SHARED-DEFINED  1      3,000,000
PHILLIPS 66                   COM               718546104   182,448   2,607,521 SH        SHARED-DEFINED  1      2,607,521
PHILLIPS 66                   COM               718546104    87,463   1,250,000     CALL  SHARED-DEFINED  1      1,250,000
QUALCOMM INC                  COM               747525103    74,973   1,120,000 SH        SHARED-DEFINED  1      1,120,000
REALOGY HLDGS CORP            COM               75605Y106    63,849   1,307,318 SH        SHARED-DEFINED  1      1,307,318
SEMGROUP CORP                 CL A              81663A105   103,440   2,000,000 SH        SHARED-DEFINED  1      2,000,000
SPECTRA ENERGY CORP           COM               847560109    53,948   1,754,400     CALL  SHARED-DEFINED  1      1,754,400
TIVO INC                      COM               888706108    35,473   2,863,000 SH        SHARED-DEFINED  1      2,863,000
UNITED TECHNOLOGIES CORP      COM               913017109    23,358     250,000     CALL  SHARED-DEFINED  1        250,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209   259,377   9,133,000 SH        SHARED-DEFINED  1      9,133,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    56,800   2,000,000     CALL  SHARED-DEFINED  1      2,000,000
WILLIAMS COS INC DEL          COM               969457100   462,551  12,347,856 SH        SHARED-DEFINED  1     12,347,856
WILLIAMS COS INC DEL          COM               969457100   589,995  15,750,000     CALL  SHARED-DEFINED  1     15,750,000
WILLIAMS PARTNERS L P         COM UNIT L P      96950F104    38,850     750,000     CALL  SHARED-DEFINED  1        750,000
WYNN RESORTS LTD              COM               983134107   130,792   1,045,000 SH        SHARED-DEFINED  1      1,045,000